Non-Controlling Interests - Spero Europe - Additional Information (Detail) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2016	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	May 31, 2017
Noncontrolling Interest [Line Items]
Research and development expense		$ 8,925,000	$ 5,999,000	$ 32,869,000	$ 26,333,000	$ 11,125,000
Non-controlling interest		355,000		355,000	$ (3,808,000)
Spero Europe, Ltd. [Member]
Noncontrolling Interest [Line Items]
Ownership percentage					5.00%
Termination of agreement notice period	30 days
Non-controlling interest		$ 0.0		$ 0	$ (21,000)
Spero Europe, Ltd. [Member] | Maximum [Member]
Noncontrolling Interest [Line Items]
Non-controlling interest							$ 100,000
Spero Europe, Ltd. [Member] | Licensing Agreements [Member] | Anti- dilution Rights [Member]
Noncontrolling Interest [Line Items]
Research and development expense	$ 200,000
Spero Europe, Ltd. [Member] | Promiliad Biopharma, Inc. [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	5.00%
Common stock issued, aggregate fair value	$ 100,000
Milestone payments	4,100,000
Proceeds from the issuance of common stock, net of issuance costs	0
Maximum amounts of investments for anti-dilution protection	$ 5,000,000
Spero Europe, Ltd. [Member] | Promiliad Biopharma, Inc. [Member] | Anti- dilution Rights [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	5.00%
Spero Europe, Ltd. [Member] | Promiliad Biopharma, Inc. [Member] | Licensing Agreements [Member]
Noncontrolling Interest [Line Items]
Research and development expense	$ 100,000